SCHEDULE OF GUARANTY INFORMATION FOR OUTSTANDING BORROWINGS (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Current portion of borrowings Guaranteed by CEO of the Company	¥ 217,970	¥ 215,000
Borrowings – net of current portion Guaranteed by CEO of the Company	28,284	26,276
Chief Executive Officer [Member]
Current portion of borrowings Guaranteed by CEO of the Company	31,320	20,000
Borrowings – net of current portion Guaranteed by CEO of the Company	¥ 28,284	¥ 26,276